Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2020 Portfolio

September 30, 2020

VIPF2020-QTLY-1120
1.822349.115

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	767,521	$34,308,179
VIP Equity-Income Portfolio Initial Class (a)	1,722,867	36,076,840
VIP Growth & Income Portfolio Initial Class (a)	2,125,268	41,187,687
VIP Growth Portfolio Initial Class (a)	379,626	35,111,583
VIP Mid Cap Portfolio Initial Class (a)	313,054	10,011,453
VIP Value Portfolio Initial Class (a)	2,054,015	26,476,259
VIP Value Strategies Portfolio Initial Class (a)	1,216,741	12,958,287
TOTAL DOMESTIC EQUITY FUNDS
(Cost $118,529,760)		196,130,288

International Equity Funds - 26.0%
VIP Emerging Markets Portfolio Initial Class (a)	7,225,227	87,136,239
VIP Overseas Portfolio Initial Class (a)	4,494,542	106,925,149
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $137,446,779)		194,061,388

Bond Funds - 39.5%
Fidelity Inflation-Protected Bond Index Fund (a)	4,769,396	52,367,966
Fidelity Long-Term Treasury Bond Index Fund (a)	1,006,408	16,978,096
VIP High Income Portfolio Initial Class (a)	2,830,586	14,888,884
VIP Investment Grade Bond Portfolio Initial Class (a)	14,906,132	210,325,528
TOTAL BOND FUNDS
(Cost $265,972,057)		294,560,474

Short-Term Funds - 8.2%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $60,751,982)	60,751,982	60,751,982
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $582,700,578)		745,504,132
NET OTHER ASSETS (LIABILITIES) - 0.0%		(118,270)
NET ASSETS - 100%		$745,385,862

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5
Total	$5

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$52,304,443	$9,780,962	$14,033,683	$111,043	$289,651	$4,026,593	$52,367,966
Fidelity Long-Term Treasury Bond Index Fund	19,040,701	5,059,883	10,546,110	270,319	1,453,782	1,969,840	16,978,096
VIP Contrafund Portfolio Initial Class	34,492,277	7,706,155	14,026,963	206,769	2,919,327	3,217,383	34,308,179
VIP Emerging Markets Portfolio Initial Class	73,323,118	30,527,202	15,084,412	6,546,595	(40,476)	(1,589,193)	87,136,239
VIP Equity-Income Portfolio Initial Class	36,430,507	13,345,399	9,563,615	1,672,444	(152,276)	(3,983,175)	36,076,840
VIP Government Money Market Portfolio Initial Class 0.01%	64,501,175	32,025,242	35,774,435	216,342	--	--	60,751,982
VIP Growth & Income Portfolio Initial Class	41,535,914	16,144,280	11,439,285	2,138,003	(134,039)	(4,919,183)	41,187,687
VIP Growth Portfolio Initial Class	35,253,337	9,155,509	14,546,209	3,097,033	3,832,867	1,416,079	35,111,583
VIP High Income Portfolio Initial Class	15,132,475	2,891,367	2,630,301	115,052	(83,568)	(421,089)	14,888,884
VIP Investment Grade Bond Portfolio Initial Class	210,474,015	46,102,103	59,760,050	937,175	(313,169)	13,822,629	210,325,528
VIP Mid Cap Portfolio Initial Class	10,117,078	3,330,859	3,454,755	16,588	(72,359)	90,630	10,011,453
VIP Overseas Portfolio Initial Class	121,255,989	26,333,257	42,659,420	549,195	(408,032)	2,403,355	106,925,149
VIP Value Portfolio Initial Class	26,763,797	12,814,625	8,783,048	1,070,314	(110,725)	(4,208,390)	26,476,259
VIP Value Strategies Portfolio Initial Class	13,114,930	6,745,181	4,619,342	687,374	(41,928)	(2,240,554)	12,958,287
Total	$753,739,756	$221,962,024	$246,921,628	$17,634,246	$7,139,055	$9,584,925	$745,504,132

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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